PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:          PROPERTY AND EQUIPMENT, NET

	December 31,
	2022	2021
Cost:

Software, computers and peripheral equipment	$8,378	$6,388
Office furniture and equipment	887	883
Capitalized development costs	18,750	13,795
Leasehold improvements	3,999	3,971
	32,014	25,037

Accumulated depreciation	18,746	14,152

Depreciated cost	$13,268	$10,885

Depreciation expenses were $5,165, $4,478 and $4,666 for the years ended December 31, 2022, 2021 and 2020 respectively.

During 2022 and 2021, the Company recorded a reduction of $576 and $753 respectively, to the cost and accumulated depreciation of fully depreciated equipment and leasehold improvements no longer in use, following an assessment made by the Company.